EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 11:-	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2018	2017	2016

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$11,735	$(7,493)	$(8,659)

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (loss) per share	45,289,296	43,475,844	43,868,221
Effect of dilutive securities:
Employee stock options	2,402,572	-	-

Denominator for diluted net earnings (loss) per share	47,691,868	43,475,844	43,868,221

Basic net earnings (loss) per share	$0.26	$(0.17)	$(0.20)

Diluted net earnings (loss) per share	$0.25	$(0.17)	$(0.20)